Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31, 2024	As of December 31, 2023

Accounts receivable	$130,345	$100,967
Less: Allowance for credit losses for accounts receivable	(3,045)	(3,269)
Total	$127,300	$97,698

Movement of allowance of credit losses for accounts receivable

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

Beginning balance	$3,269	$3,115	$2,398
(Recovery of) provision for credit losses	(61)	608	1,130
Written-off	(117)	(401)	(178)
Exchange rate effect	(46)	(53)	(235)
Ending balance	$3,045	$3,269	$3,115